Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of January 2014
Collection Period Start	15-Jan-15	Distribution Date	17-Feb-15
Collection Period End	31-Jan-15	30/360 Days	30
Beg. of Interest Period	15-Jan-15	Actual/360 Days	33
End of Interest Period	17-Feb-15

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,126,257,618.08	1,081,158,850.66	1,064,633,887.10	0.9452845
Total Securities		1,126,257,618.08	1,081,158,850.66	1,064,633,887.10	0.9452845
Class A-1 Notes	0.200000%	124,000,000.00	78,901,232.58	62,376,269.02	0.5030344
Class A-2a Notes	0.730000%	137,000,000.00	137,000,000.00	137,000,000.00	1.0000000
Class A-2b Notes	0.416500%	260,000,000.00	260,000,000.00	260,000,000.00	1.0000000
Class A-3 Notes	1.120000%	296,000,000.00	296,000,000.00	296,000,000.00	1.0000000
Class A-4 Notes	1.290000%	129,050,000.00	129,050,000.00	129,050,000.00	1.0000000
Certificates	0.000000%	180,207,618.08	180,207,618.08	180,207,618.08	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	16,524,963.56	14,465.23	133.2658352	0.1166551
Class A-2a Notes	0.00	83,341.67	0.0000000	0.6083334
Class A-2b Notes	0.00	99,265.83	0.0000000	0.3817917
Class A-3 Notes	0.00	276,266.67	0.0000000	0.9333333
Class A-4 Notes	0.00	138,728.75	0.0000000	1.0750000
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	16,524,963.56	612,068.15

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				13,009,199.49
Monthly Interest				4,024,797.34
Total Monthly Payments				17,033,996.83

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				459,366.27
Aggregate Sales Proceeds Advance				364,953.61
Total Advances				824,319.88

Vehicle Disposition Proceeds:
Reallocation Payments				462,968.00
Repurchase Payments				0.00
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				4,135,715.92
Excess Wear and Tear and Excess Mileage				1,153.44
Remaining Payoffs				0.00
Net Insurance Proceeds				747,155.74
Residual Value Surplus				3,381.68
Total Collections				23,208,691.49

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	274,286.00			17
Involuntary Repossession	48,808.00			3
Voluntary Repossession	139,874.00			6
Full Termination	-			-
Bankruptcy	-			-
Insurance Payoff		737,959.86		35
Customer Payoff			28,988.93	1
Grounding Dealer Payoff			2,994,592.99	108
Dealer Purchase			1,011,352.84	39
Total	462,968.00	737,959.86	4,034,934.76	209

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of January 2014

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	49,597	1,261,024,579.93	7.00000%	1,081,158,850.66
Total Depreciation Received		(14,753,510.99)		(11,034,863.60)
Principal Amount of Gross Losses	(64)	(1,636,214.78)		(1,493,873.93)
Repurchase / Reallocation	-	-		-
Early Terminations	(14)	(289,948.69)		(248,335.04)
Scheduled Terminations	(159)	(4,183,227.14)		(3,747,890.99)
Pool Balance - End of Period	49,360	1,240,161,678.33		1,064,633,887.10

Remaining Pool Balance
Lease Payment				413,193,275.86
Residual Value				651,440,611.24
Total				1,064,633,887.10

III. DISTRIBUTIONS

Total Collections					23,208,691.49
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					23,208,691.49

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					407,300.49
3. Reimbursement of Sales Proceeds Advance					211,540.17
4. Servicing Fee:
Servicing Fee Due					900,965.71
Servicing Fee Paid					900,965.71
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					1,519,806.37

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					14,465.23

Class A-1 Notes Monthly Interest Paid					14,465.23
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					83,341.67

Class A-2 Notes Monthly Interest Paid					83,341.67
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					99,265.83

Class A-2 Notes Monthly Interest Paid					99,265.83
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					276,266.67

Class A-3 Notes Monthly Interest Paid					276,266.67
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of January 2014

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	138,728.75

Class A-4 Notes Monthly Interest Paid	138,728.75
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	612,068.15
Total Note and Certificate Monthly Interest Paid	612,068.15
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	21,076,816.97

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	16,524,963.56

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	16,524,963.56
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	4,551,853.41

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of January 2014

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		5,631,288.09
Required Reserve Account Amount		16,893,864.27
Beginning Reserve Account Balance		16,893,864.27
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		16,893,864.27
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		4,551,853.41
Gross Reserve Account Balance		21,445,717.68
Remaining Available Collections Released to Seller		4,551,853.41
Total Ending Reserve Account Balance		16,893,864.27

V. POOL STATISTICS

Weighted Average Remaining Maturity		25.22
Monthly Prepayment Speed		60%
Lifetime Prepayment Speed		52%

	$	units
Recoveries of Defaulted and Casualty Receivables	939,562.49
Securitization Value of Defaulted Receivables and Casualty Receivables	1,493,873.93	64
Aggregate Defaulted and Casualty Gain (Loss)	(554,311.44)
Pool Balance at Beginning of Collection Period	1,081,158,850.66
Net Loss Ratio	-0.0513%

Cumulative Net Losses for all Periods	0.0738%	831,177.84

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	4,768,776.40	204
61-90 Days Delinquent	1,444,436.56	65
91-120+ Days Delinquent	735,773.99	34
Total Delinquent Receivables:	6,948,986.95	303
60+ Days Delinquencies as Percentage of Receivables	0.20%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	274,286.00	17
Securitization Value	319,452.61
Aggregate Residual Gain (Loss)	(45,166.61)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	705,008.00	40
Cumulative Securitization Value	854,533.43
Cumulative Residual Gain (Loss)	(149,525.43)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		448,829.03
Reimbursement of Outstanding Advance		211,540.17
Additional Advances for current period		364,953.61
Ending Balance of Residual Advance		602,242.47

Beginning Balance of Payment Advance		1,182,770.73
Reimbursement of Outstanding Payment Advance		407,300.49
Additional Payment Advances for current period		459,366.27
Ending Balance of Payment Advance		1,234,836.51

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of January 2014

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No